Financial Risk Management	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Risk Management
25.	Financial Risk Management
The Group is exposed to credit risk, liquidity risk and market risks. The Group identifies and analyzes such risks, and controls are implemented under a risk management system to monitor and manage these risks at below an acceptable level.

(a)	Market risk
Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices, will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(i)	Currency risk
The Group is exposed to currency risk on sales, purchases and borrowings that are denominated in a currency other than the functional currency of the Controlling Company, Korean won (KRW). The currencies in which these transactions primarily are denominated are USD, CNY, JPY, etc.
Interest on borrowings is accrued in the currency of the borrowing. Generally, borrowings are denominated in currencies that match the cash flows generated by the underlying operations of the Group, primarily KRW, USD and CNY.
The Group adopts policies to ensure that its net exposure is kept to a manageable level by buying or selling foreign currencies at spot rates when necessary to address short-term imbalances. In respect of monetary assets and liabilities denominated in foreign currencies, the Group manages currency risk through continuously managing the position of foreign currencies, measuring the currency risk and, if necessary, using derivatives such as currency forwards, currency swap and others.

i)	Exposure to currency risk
The Group’s exposure to foreign currency risk based on notional amounts as of December 31, 2020 and 2021 is
as follows:

(In millions)	December 31, 2020
	USD	JPY	CNY	TWD	EUR	PLN	VND	GBP
Cash and cash equivalents	1,795	164	13,382	34	7	4	33,843	—
Trade accounts and notes receivable	3,093	13	585	—	—	—	—	—
Other accounts receivables	52	93	222	3	6	—	9,773	—
Other assets denominated in foreign currencies	—	208	51	6	1	—	4,586	—
Trade accounts and notes payable	(1,948)	(9,831)	(2,037)	—	—	—	(357,149)	—
Other accounts payable	(268)	(6,239)	(2,018)	(4)	(8)	—	(997,204)	(2)
Financial liabilities	(4,294)	—	(27,825)	—	—	—	—	—

	(1,570)	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)

Cross currency interest rate swap contracts	2,225	—	—	—	—	—	—	—

Net exposure	655	(15,592)	(17,640)	39	6	4	(1,306,151)	(2)

(In millions)	December 31, 2021
	USD	JPY	CNY	TWD	EUR	PLN	VND	GBP

Cash and cash equivalents	1,138	195	11,024	29	3	3	44,525	—
Deposits in banks	—	—	3,564	—	—	—	—	———— —
Trade accounts and notes receivable	3,708	221	568	—	—	—	—	—
Other accounts receivables	24	71	297	4	—	—	15,828	—
Other assets denominated in foreign currencies	—	176	167	6	—	—	6,481	—
Trade accounts and notes payable	(2,170)	(8,850)	(2,343)	—	—	—	(465,390)	—
Other accounts payable	(1,227)	(4,630)	(2,203)	(5)	(5)	—	(1,610,640)	—
Financial liabilities	(4,257)	—	(18,017)	—	—	—	—	—

	(2,784)	(12,817)	(6,943)	34	(2)	3	(2,009,196)	—

Cross currency interest rate swap contracts(*)	1,545	—	—	—	—	—	—	—

Net exposure	(1,239)	(12,817)	(6,943)	34	(2)	3	(2,009,196)	—

Average exchange rates applied for the years ended December 31, 2019, 2020 and 2021 and the exchange rates at December 31, 2020 and 2021 are as follows:

(In won)
	Average rate (year-to-date)				Reporting date spot rate
	2019		2020	2021	December 31, 2020	December 31, 2021

USD	~~W~~	1,165.46	1,180.46	1,144.10	1,088.00	1,185.50
JPY		10.70	11.05	10.42	10.54	10.30
CNY		168.56	170.90	177.36	166.96	186.26
TWD		37.74	40.07	40.99	38.67	42.84
EUR		1,304.52	1,345.71	1,353.25	1,338.24	1,342.34
PLN		303.62	302.95	296.51	292.02	292.11
VND		0.0502	0.0508	0.0499	0.0471	0.0521
GBP		1,487.46	1,513.48	1,573.89	1,482.40	1,600.25

ii)	Sensitivity analysis
A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2020 and 2021, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2020			December 31, 2021
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	~~W~~	12,438	73,186	(74,214)	2,339
JPY (5 percent weakening)		(6,250)	(5,194)	(5,437)	(3,288)
CNY (5 percent weakening)		(147,294)	93	(64,732)	172
TWD (5 percent weakening)		75	—	70	5
EUR (5 percent weakening)		250	377	178	(858)
PLN (5 percent weakening)		43	43	29	29
VND (5 percent weakening)		(2,230)	(2,230)	(3,865)	(3,865)
GBP (5 percent weakening)		(107)	(107)	—	—
A stronger won against the above currencies as of December 31, 2020 and 2021 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

iii)	Derivatives for cash flow hedge
In relation to forecast export transactions, the Controlling Company uses derivative instruments to hedge fluctuations in future cash flows due to foreign currency exchange rate changes. As of December 31, 2021, there is no ineffective portion of the gain or loss on valuation of derivatives to which cash flow hedging accounting has been applied and gain
and
loss on valuation amounting to W905 million and W13,400 million, respectively, (contracted selling amount: USD 1,200 million, contracted exchange rate: W1,160~1,202.5) are recognized in other comprehensive income (loss). The expected settlement date
s
of derivative
instrument contracts are
within six months from December 31, 2021.

(ii)	Interest rate risk
Interest rate risk arises principally from the Group’s variable interest-bearing bonds and borrowings. The Group establishes and applies its policy to reduce uncertainty arising from fluctuations in interest rates and to minimize finance cost and manages interest rate risk by monitoring of trends of fluctuations in interest rate and establishing plan for countermeasures. Meanwhile, the Group entered into cross currency interest rate swap contracts amounting to USD 1,445 million (
~~W~~
1,713,048 million) and interest rate swap contracts amounting to
~~W~~
170,000 million in notional amount to hedge interest rate risk with respect to variable interest bearing borrowings.

i)	Profile
The interest rate profile of the Group’s interest-bearing financial instruments as of December 31, 2020 and 2021 is as follows:

(In millions of won)
	December 31, 2020		December 31, 2021
Fixed rate instruments
Financial assets	~~W~~	4,296,823	4,284,950
Financial liabilities		(5,875,729)	(5,237,711)

	~~W~~	(1,578,906)	(952,761)

Variable rate instruments
Financial liabilities	~~W~~	(8,193,085)	(7,426,095)

ii)	Equity and profit or loss sensitivity analysis for variable rate instruments
As of December 31, 2020 and 2021 a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following 12-month periods. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2020
Variable rate instruments(*)	~~W~~	(45,352)	45,352	(45,352)	45,352

December 31, 2021
Variable rate instruments(*)	~~W~~	(40,931)	40,931	(40,931)	40,931

(*)	Financial instruments related to non-hedging interest rate swap are excluded from the calculation.

(iii)	Managing interest rate benchmark reform and associated risks
A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (IBORs) with alternative risk-free rates (referred to as ‘IBOR reform’). The publication of LIBOR, except overnight, 1-month, 3-month, 6-month, and 12-month USD LIBORs, was terminated as of December 31, 2021 and the five LIBORs, as mentioned above, will be discontinued by June 30, 2023.
The Group does not have financial instruments affected by already discontinued LIBORs. The Group plans to change benchmark interest rate applied to some of its financial instruments from LIBORs to Secured Overnight Financing Rates (SOFRs), an alternative indicator interest rate. For these LIBOR-related financial instruments, the LIBORs are continued to be published. Meanwhile, in the case of the CD rate, an alternative reference rate was selected as the Korea Overnight Financing Repo Rate (KOFR) as part of the reform of the interest rate benchmark. However, unlike LIBOR, the termination of the publication of the CD rate is not scheduled, and the Group does not have plan to change to KOFR.
The Group is exposed to the legal risk of changing the contract of financial instruments due to the reform of the interest rate indicator, as well as the process and operational risks to deal with such changes. In addition, the Group is also exposed to the risk of monitoring the market trend on the alternative index interest rate and establishing a risk management strategy accordingly to manage the risk of the new alternative index interest rate. The Group manages and monitors the transition to alternative interest rate benchmark by evaluating the extent to which a contract references IBOR cash flows, whether such contracts will need to be amended as a result of IBOR reform and how to manage communication about IBOR reform with counterparties.
The Group monitors the transition to an alternative interest rate benchmark by reviewing the total amounts of contracts that have yet to transition to an alternative benchmark rate and the amounts of such contracts that include an appropriate fallback clause. The Group considers that a contract is not yet transitioned to an alternative benchmark rate when interest rate under the contract is indexed to a benchmark rate that is still subject to IBOR reform, even if it includes a fallback clause that deals with the cessation of the existing IBOR. As of December 31, 2021, the total amounts of unreformed contracts and those with appropriate fallback language are as follows, and the financial instruments that will be settled before June 30, 2023 are excluded.

(In millions of won)
	Total amount of not transitioned contracts		Amount with appropriate fallback clause

Non-derivative financial liabilities
Borrowings	~~W~~	2,562,656	1,635,990
Derivative assets
Cross currency interest rate swap contracts	~~W~~	43,406	43,406
Derivative liabilities
Cross currency interest rate swap contracts	~~W~~	7,820	7,820

(b)	Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers.
The Group’s exposure to credit risk of trade and other receivables is influenced mainly by the individual characteristics of each customer. However, management believes that the default risk of the country in which each customer operates, do not have a significant influence on credit risk since the majority of the customers are global electronic appliance manufacturers operating in global markets.
The Group establishes credit limits for each customer and each new customer is analyzed quantitatively and qualitatively before determining whether to utilize third party guarantees, insurance or factoring as appropriate.
In relation to the impairment of financial assets subsequent to initial recognition, the Group recognizes the changes in expected credit loss (“ECL”) in profit or loss at each reporting date.
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2021
Financial assets carried at amortized cost
Cash equivalents	~~W~~	4,217,943	3,540,475
Deposits in banks		78,663	743,316
Trade accounts and notes receivable, net		3,517,512	4,574,789
Non-trade receivables		140,616	108,875
Accrued income		3,864	13,024
Deposits		30,947	45,620
Short-term loans		28,491	22,518
Long-term loans		13,899	19,939
Long-term non-trade receivables		—	2,376
Lease receivables		22,262	18,209

	~~W~~	8,054,197	9,089,141

Financial assets at fair value through profit or loss
Convertible securities	~~W~~	2,377	2,758
Derivatives		9,363	65,612

	~~W~~	11,740	68,370

Financial assets effective for cash flow hedging
Derivatives	 ~~W~~ 	—	905

Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	72	48

	~~W~~	8,066,009	9,158,464

Trade
 accounts and notes receivable are insured in order for the Group to manage credit risk if they do not meet the Group’s internal credit ratings. Uninsured trade accounts and notes receivable are managed by continuous monitoring of internal credit rating standards established by the Group and seeking insurance coverage, if necessary.

(c)	Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or other financial assets. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.
The Group has historically been able to satisfy its cash requirements from cash flows from operations and debt and equity financing. To the extent that the Group does not generate sufficient cash flows from operations to meet its capital requirements, the Group may rely on other financing activities, such as external long-term borrowings and offerings of debt instruments, equity-linked and other debt instruments. In addition, the Group maintains a line of credit with various banks.
The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2021.

(In millions of won)
			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	10,052,245	10,693,994	1,554,233	1,110,193	3,466,945	4,562,623	—
Bonds		2,611,561	2,531,468	575,029	884,996	329,661	652,467	89,315
Trade accounts and notes payable		4,814,055	4,814,055	4,468,682	345,373	—	—	—
Other accounts payable		2,327,257	2,329,820	2,201,225	128,595	—	—	—
Other accounts payable (enterprise procurement cards ) (*)		1,074,089	1,074,089	1,023,130	50,959	—	—	—
Long-term other accounts payable		496,083	586,104	—	—	113,222	273,718	199,164
Security deposits received		11,199	11,199	2,860	5,592	2,747	—	—
Lease liabilities		84,326	90,920	28,216	16,116	22,959	16,241	7,388
Derivative financial liabilities
Derivatives	~~W~~	10,925	8,378	5,473	2,364	541	—	—
Derivatives for cash flow hedge		13,400	13,400	13,400	—	—	—	—

	~~W~~	21,495,140	22,153,427	9,872,248	2,544,188	3,936,075	5,505,049	295,867

(*)
Represents liabilities payable to credit card companies for utility expenses and others paid using enterprise procurement cards. The Group presented the payable to credit card companies as other accounts payable and disclosed related cash flows as operating activities since the Group is using the enterprise procurement cards through agreements with suppliers for transactions arising from purchasing of goods and services, the payment term is within a year from the purchase, as part of the normal operating cycle, and no security is provided. Change in liabilities related to procurement cards for the year ended December 31, 2021 is as follows:

(In millions of won)
	January 1, 2021		Change (Cash flows from operation activities)	December 31, 2021
Other accounts payable (enterprise procurement cards)	~~W~~	1,078,150	(4,061)	1,074,089
It is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

(d)	Capital management
Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders.

(In millions of won)
	December 31, 2020		December 31, 2021
Total liabilities	~~W~~	22,334,584	23,392,014
Total equity		12,731,428	14,762,501
Cash and deposits in banks(*1)		4,296,751	4,284,902
Borrowings (including bonds)		14,068,814	12,663,806
Total liabilities to equity ratio		175%	158%
Net borrowings to equity ratio(*2)		77%	57%

(*1)	Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.
(*2)	Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities and others) less cash and current deposits in banks by total equity.

(e)	Determination of fair value

(i)	Measurement of fair value
A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial
assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

i)	Current assets and liabilities
The carrying amounts approximate their fair value because of the short maturity of these instruments.

ii)	Trade receivables and other receivables
The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. This fair value is determined for disclosure purposes. The carrying amounts of current receivables approximate their fair value.

iii)	Investments in equity and debt securities
The fair value of marketable financial assets at FVTPL and FVOCI is determined by reference to their quoted closing bid price at the reporting date. The fair value of non-marketable
instruments is determined using the results of fair value assessment performed by external valuation institutions and others.

iv)	Non-derivative financial liabilities
Fair value, which is determined for disclosure purposes, except for the liabilities at FVTPL, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date.

v)	Derivatives
The inputs used to measure the fair value of currency forward and cross currency interest rate swap are calculated based on the exchange rates and interest rates observable in the market at the reporting date.

(ii)	Fair values versus carrying amounts
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020			December 31, 2021
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	4,218,099	(*)	3,541,597	(*)
Deposits in banks		78,663	(*)	743,316	(*)
Trade accounts and notes receivable		3,517,512	(*)	4,574,789	(*)
Non-trade receivables		140,616	(*)	108,875	(*)
Accrued income		3,864	(*)	13,024	(*)
Deposits		30,947	(*)	45,620	(*)
Short-term loans		28,491	(*)	22,518	(*)
Long-term loans		13,899	(*)	19,939	(*)
Long-term non-trade receivables		—	(*)	2,376	(*)
Lease receivables		22,262	(*)	18,209	(*)
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	13,223	13,223	48,805	48,805
Convertible securities		2,377	2,377	2,758	2,758
Derivatives		9,363	9,363	65,612	65,612
Financial assets effective for cash flow hedging
Derivatives	 ~~W~~ 	—	—	905	905
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	72	72	48	48
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	167,625	167,625	10,925	10,925
Convertible bonds		861,675	861,675	1,015,760	1,015,760
Financial liabilities effective for cash flow hedging
Derivatives		—	—	13,400	13,400
Financial liabilities carried at amortized cost
Borrowings	~~W~~	11,296,898	11,328,418	10,052,245	10,064,068
Bonds		1,910,241	1,923,517	1,595,801	1,596,044
Trade accounts and notes payable		3,779,290	(*)	4,814,055	(*)
Other accounts payable		2,781,941	(*)	3,401,346	(*)
Long-term other accounts payable		30	(*)	496,083	(*)
Security deposits received		12,539	(*)	11,199	(*)
Lease liabilities		83,431	(*)	84,326	(*)

(*)	Excluded from disclosures as the carrying amount approximates fair value.

(iii)	Fair values of financial assets and liabilities

i)	Fair value hierarchy
Financial instruments carried at fair value are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

•	Level 3: inputs for the asset or liability that are not based on observable market data

ii)	Financial instruments measured at fair value
Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	13,223	13,223
Convertible securities		—	—	2,377	2,377
Derivatives		—	9,363	—	9,363
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	72	—	—	72
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	167,625	—	167,625
Convertible bonds		861,675	—	—	861,675

(In millions of won)
	December 31, 2021
	Level 1		Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	48,805	48,805
Convertible securities		—	—	2,758	2,758
Derivatives		—	65,612	—	65,612
Financial assets effective for cash flow hedging
Derivatives	~~W~~	—	905	—	905
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	48	—	—	48
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	10,925	—	10,925
Convertible bonds		1,015,760	—	—	1,015,760
Financial liabilities effective for cash flow hedging
Derivatives	~~W~~	—	13,400	—	13,400

iii)	Financial instruments not measured at fair value but for which the fair value is disclosed
Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2020 and December 31, 2021 are as follows:

(In millions of won)	December 31, 2020				Valuation technique	Input
Classification	Level 1		Level 2	Level 3

Liabilities
Borrowings	~~W~~	—	—	11,328,418	Discounted cash flow	Discount rate
Bonds		—	—	1,923,517	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2021				Valuation technique	Input
Classification	Level 1		Level 2	Level 3

Liabilities
Borrowings	~~W~~	—	—	10,064,068	Discounted cash flow	Discount rate
Bonds		—	—	1,596,044	Discounted cash flow	Discount rate

iv)	The interest rates applied for determination of the above fair value as of December 31, 2020 and 2021 are as follows:

	December 31, 2020	December 31, 2021
Borrowings, bonds and others	2.15~4.46%	2.21~4.38%